Expense Example - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Strategic Dividend & Income Fund - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,842
Fidelity Advisor Strategic Dividend & Income Fund - Class M
Expense Example:
1 year	470
3 years	724
5 years	997
10 years	1,776
Fidelity Advisor Strategic Dividend & Income Fund - Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750